Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Cash and Cash Equivalents

	31 December 2018	31 December 2017
Cash in hand	144	192
Banks	7,413,113	4,712,141
- Demand deposits	587,007	603,553
- Time deposits	6,826,106	4,108,588
Other cash and cash equivalents	5,982	—

Cash and cash equivalents	7,419,239	4,712,333